UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06338
Columbia Balanced Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Balanced Fund

		Shares	Value ($)*
Common Stocks – 54.8%
CONSUMER DISCRETIONARY – 9.2%
Automobiles – 0.2%
	General Motors Corp.	18,800	592,764
	Automobiles Total		592,764
Diversified Consumer Services – 0.8%
	Career Education Corp. (a)	77,370	2,682,418
	Diversified Consumer Services Total		2,682,418
Internet & Catalog Retail – 1.1%
	Amazon.com, Inc. (a)	80,270	2,850,388
	eBay, Inc. (a)	23,810	905,018
	Internet & Catalog Retail Total		3,755,406
Leisure Equipment & Products – 0.3%
	Hasbro, Inc.	57,370	1,157,726
	Leisure Equipment & Products Total		1,157,726
Media – 4.8%
	Clear Channel Communications, Inc.	35,260	1,030,650
	Comcast Corp., Class A (a)	82,336	2,651,219
	Liberty Media Corp., Class A (a)	328,600	3,414,154
	Liberty Media International, Inc., Class A (a)	20,035	839,667
	News Corp., Class A	187,470	3,023,891
	Time Warner, Inc. (a)	214,000	3,723,600
	Viacom, Inc., Class B	61,990	2,125,637
	Media Total		16,808,818
Multiline Retail – 1.5%
	Kohl’s Corp. (a)	63,610	3,097,171
	May Department Stores Co.	51,180	1,953,029
	Multiline Retail Total		5,050,200
Specialty Retail – 0.5%
	RadioShack Corp.	68,370	1,720,189
	Specialty Retail Total		1,720,189
	CONSUMER DISCRETIONARY TOTAL		31,767,521
CONSUMER STAPLES – 2.8%
Beverages – 0.8%
	Coca-Cola Co.	61,460	2,742,960
	Beverages Total		2,742,960
Food & Staples Retailing – 1.0%
	Wal-Mart Stores, Inc.	73,880	3,489,353
	Food & Staples Retailing Total		3,489,353

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 0.5%
	Colgate-Palmolive Co.	37,770	1,887,367
	Household Products Total		1,887,367
Tobacco – 0.5%
	Altria Group, Inc.	25,895	1,738,590
	Tobacco Total		1,738,590
	CONSUMER STAPLES TOTAL		9,858,270
ENERGY – 1.5%
Energy Equipment & Services – 0.5%
	Transocean, Inc. (a)	35,030	1,744,844
	Energy Equipment & Services Total		1,744,844
Oil, Gas & Consumable Fuels – 1.0%
	Anadarko Petroleum Corp.	12,740	964,418
	BP PLC, ADR	17,140	1,031,828
	Devon Energy Corp.	32,870	1,508,733
	Oil, Gas & Consumable Fuels Total		3,504,979
	ENERGY TOTAL		5,249,823
FINANCIALS – 9.7%
Capital Markets – 1.6%
	E*TRADE Financial Corp. (a)	172,300	2,127,905
	Lazard Ltd., Class A (a)	86,410	1,870,776
	Morgan Stanley	28,455	1,393,157
	Capital Markets Total		5,391,838
Commercial Banks – 0.2%
	Fifth Third Bancorp	20,030	853,679
	Commercial Banks Total		853,679
Consumer Finance – 0.6%
	American Express Co.	35,885	1,932,407
	Consumer Finance Total		1,932,407
Diversified Financial Services – 1.6%
	Citigroup, Inc.	63,023	2,969,014
	JPMorgan Chase & Co.	76,100	2,720,575
	Diversified Financial Services Total		5,689,589
Insurance – 4.7%
	Ace Ltd.	60,000	2,593,200
	Allstate Corp.	22,830	1,328,706
	American International Group, Inc.	54,270	3,014,698
	Berkshire Hathaway, Inc., Class B (a)	1,066	2,995,460
	Chubb Corp.	15,305	1,289,140
	St. Paul Travelers Companies, Inc.	26,150	990,562

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	UnumProvident Corp.	230,580	4,233,449
	Insurance Total		16,445,215
Thrifts & Mortgage Finance – 1.0%
	MGIC Investment Corp.	53,550	3,284,757
	Thrifts & Mortgage Finance Total		3,284,757
	FINANCIALS TOTAL		33,597,485
HEALTH CARE – 7.3%
Biotechnology – 2.2%
	Amgen, Inc. (a)	45,093	2,821,920
	MedImmune, Inc. (a)	84,500	2,230,800
	Millennium Pharmaceuticals, Inc. (a)	311,340	2,605,916
	Biotechnology Total		7,658,636
Health Care Equipment & Supplies – 0.3%
	Waters Corp. (a)	26,250	1,019,812
	Health Care Equipment & Supplies Total		1,019,812
Health Care Providers & Services – 2.2%
	AmerisourceBergen Corp.	19,570	1,263,635
	Cardinal Health, Inc.	42,240	2,446,963
	McKesson Corp.	24,930	1,003,931
	WebMD Corp. (a)	325,140	3,066,070
	Health Care Providers & Services Total		7,780,599
Pharmaceuticals – 2.6%
	Barr Pharmaceuticals, Inc. (a)	50,580	2,570,476
	Eli Lilly & Co.	16,855	982,647
	Endo Pharmaceuticals Holdings, Inc. (a)	87,250	1,771,175
	IVAX Corp. (a)	79,350	1,559,227
	Pfizer, Inc.	77,040	2,149,416
	Pharmaceuticals Total		9,032,941
	HEALTH CARE TOTAL		25,491,988
INDUSTRIALS – 4.7%
Aerospace & Defense – 0.6%
	Honeywell International, Inc.	52,680	1,908,596
	Aerospace & Defense Total		1,908,596
Airlines – 0.7%
	Southwest Airlines Co.	175,900	2,559,345
	Airlines Total		2,559,345
Commercial Services & Supplies – 2.2%
	Allied Waste Industries, Inc. (a)	303,510	2,340,062
	ARAMARK Corp., Class B	95,920	2,504,471
	Cintas Corp.	47,980	1,936,953

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	Waste Management, Inc.	32,755	965,945
	Commercial Services & Supplies Total		7,747,431
Construction & Engineering – 0.4%
	Jacobs Engineering Group, Inc. (a)	23,620	1,241,940
	Construction & Engineering Total		1,241,940
Machinery – 0.3%
	Dover Corp.	25,835	978,371
	Machinery Total		978,371
Road & Rail – 0.5%
	Union Pacific Corp.	25,810	1,728,238
	Road & Rail Total		1,728,238
	INDUSTRIALS TOTAL		16,163,921
INFORMATION TECHNOLOGY – 13.4%
Communications Equipment – 2.9%
	Cisco Systems, Inc. (a)	187,100	3,625,998
	Corning, Inc. (a)	172,750	2,708,720
	Lucent Technologies, Inc. (a)	571,200	1,605,072
	Nortel Networks Corp. (a)	841,570	2,179,666
	Communications Equipment Total		10,119,456
Computers & Peripherals – 3.3%
	Dell, Inc. (a)	26,440	1,054,692
	Hewlett-Packard Co.	112,420	2,530,574
	International Business Machines Corp.	45,670	3,450,369
	SanDisk Corp. (a)	121,180	3,161,586
	Sun Microsystems, Inc. (a)	343,240	1,307,744
	Computers & Peripherals Total		11,504,965
Electronic Equipment & Instruments – 1.2%
	Agilent Technologies, Inc. (a)	74,440	1,787,304
	Celestica, Inc. (a)	187,710	2,393,303
	Electronic Equipment & Instruments Total		4,180,607
Semiconductors & Semiconductor Equipment – 3.4%
	Analog Devices, Inc.	54,170	2,008,623
	Broadcom Corp., Class A (a)	62,030	2,201,445
	Intel Corp.	168,630	4,541,206
	Linear Technology Corp.	75,510	2,829,360
	Semiconductors & Semiconductor Equipment Total		11,580,634
Software – 2.6%
	Electronic Arts, Inc. (a)	21,500	1,129,610

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Fair Isaac Corp.	27,740	950,095
	Microsoft Corp.	187,610	4,840,338
	Oracle Corp. (a)	172,315	2,209,078
	Software Total		9,129,121
	INFORMATION TECHNOLOGY TOTAL		46,514,783
MATERIALS – 4.0%
Chemicals – 1.1%
	E.I. du Pont de Nemours & Co.	81,840	3,806,378
	Chemicals Total		3,806,378
Containers & Packaging – 1.5%
	Sealed Air Corp. (a)	32,860	1,701,820
	Smurfit-Stone Container Corp. (a)	300,100	3,262,087
	Containers & Packaging Total		4,963,907
Metals & Mining – 1.2%
	Alcoa, Inc.	84,420	2,287,782
	Mittal Steel Co. NV	79,253	1,981,325
	Metals & Mining Total		4,269,107
Paper & Forest Products – 0.2%
	Sappi Ltd., ADR	69,470	678,722
	Paper & Forest Products Total		678,722
	MATERIALS TOTAL		13,718,114
TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.6%
	CenturyTel, Inc.	33,420	1,095,842
	Qwest Communications International, Inc. (a)	472,650	1,852,788
	Telefonos de Mexico SA de CV, ADR	100,610	1,877,383
	Verizon Communications, Inc.	26,380	933,324
	Diversified Telecommunication Services Total		5,759,337
Wireless Telecommunication Services – 0.6%
	Nextel Communications, Inc., Class A (a)	65,560	1,978,601
	Wireless Telecommunication Services Total		1,978,601
	TELECOMMUNICATION SERVICES TOTAL		7,737,938
	Total Common Stocks (cost of $180,971,483)		190,099,843

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 13.1%
BASIC MATERIALS – 0.2%
Chemicals – 0.1%
Airgas, Inc.	9.125% 10/01/11	75,000	81,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
EquiStar Chemicals LP
	10.125% 09/01/08	25,000	27,188
	10.625% 05/01/11	25,000	27,687
Nalco Co.	7.750% 11/15/11	25,000	26,125
	Chemicals Total		162,375
Forest Products & Paper – 0.0%
Boise Cascade LLC	7.125% 10/15/14 (b)	95,000	90,013
	Forest Products & Paper Total		90,013
Iron/Steel – 0.0%
Russel Metals, Inc.	6.375% 03/01/14	65,000	62,075
	Iron/Steel Total		62,075
Metals & Mining – 0.1%
Alcan, Inc.	4.500% 05/15/13	500,000	488,310
	Metals & Mining Total		488,310
	BASIC MATERIALS TOTAL		802,773
COMMUNICATIONS – 1.6%
Media – 0.7%
Comcast Corp.	7.050% 03/15/33	375,000	447,694
Dex Media West LLC	5.875% 11/15/11	30,000	29,625
DirecTV Holdings LLC	8.375% 03/15/13	111,000	122,933
EchoStar DBS Corp.
	5.750% 10/01/08	90,000	89,100
	6.625% 10/01/14 (b)	85,000	84,575
Emmis Operating Co.	6.875% 05/15/12	35,000	34,431
Lamar Media Corp.	7.250% 01/01/13	175,000	184,187
LIN Television Corp.	6.500% 05/15/13	100,000	96,000
R.H. Donnelley Finance Corp.	10.875% 12/15/12 (b)	115,000	132,969
Rogers Cable, Inc.	7.875% 05/01/12	100,000	107,000
Tele-Communications-TCI Group	7.250% 08/01/05	335,000	336,973
Time Warner, Inc.	6.625% 05/15/29	500,000	556,700
Warner Music Group	7.375% 04/15/14	60,000	59,700
	Media Total		2,281,887
Telecommunication Services – 0.9%
Cingular Wireless Services, Inc.	8.750% 03/01/31	400,000	554,172
Deutsche Telekom International Finance BV	8.500% 06/15/10	525,000	606,884
Nextel Communications, Inc.
	6.875% 10/31/13	10,000	10,675
	7.375% 08/01/15	175,000	189,438

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Rogers Wireless, Inc.
	7.500% 03/15/15	15,000	16,050
	8.000% 12/15/12	105,000	112,350
Sprint Capital Corp.	6.875% 11/15/28	450,000	511,119
Verizon Global Funding Corp.	7.750% 12/01/30	700,000	894,257
Vodafone Group PLC	7.750% 02/15/10	350,000	399,108
	Telecommunication Services Total		3,294,053
	COMMUNICATIONS TOTAL		5,575,940
CONSUMER CYCLICAL – 0.8%
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.	8.500% 01/18/31	230,000	284,742
	Auto Manufacturers Total		284,742
Entertainment – 0.0%
Cinemark USA, Inc.	9.000% 02/01/13	95,000	100,700
	Entertainment Total		100,700

Home Builders – 0.1%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	25,000	24,375
	6.375% 12/15/14	30,000	29,250
	6.500% 01/15/14	5,000	4,988
KB Home	8.625% 12/15/08	75,000	81,000
Toll Corp.	8.250% 12/01/11	75,000	79,875
	Home Builders Total		219,488
Leisure Time – 0.1%
K2, Inc.	7.375% 07/01/14	60,000	62,100
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	45,000	46,913
	6.875% 12/01/13	50,000	52,625
	8.750% 02/02/11	55,000	62,700
Speedway Motorsports, Inc.	6.750% 06/01/13	96,000	98,400
	Leisure Time Total		322,738
Lodging – 0.2%
Caesars Entertainment, Inc.
	7.875% 03/15/10	45,000	49,725
	8.875% 09/15/08	15,000	16,538
	9.375% 02/15/07	35,000	37,537
Kerzner International Ltd.	8.875% 08/15/11	75,000	80,250
MGM Mirage
	6.000% 10/01/09	45,000	45,000
	8.500% 09/15/10	30,000	33,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Starwood Hotels & Resorts Worldwide, Inc.	7.375% 05/01/07	150,000	156,375
Station Casinos, Inc.	6.875% 03/01/16	165,000	169,125
Wynn Las Vegas LLC	6.625% 12/01/14 (b)	70,000	67,200
	Lodging Total		654,975
Retail – 0.3%
AutoNation, Inc.	9.000% 08/01/08	100,000	108,250
Couche-Tard	7.500% 12/15/13	125,000	130,312
Domino’s, Inc.	8.250% 07/01/11	30,000	31,650
Group 1 Automotive, Inc.	8.250% 08/15/13	50,000	50,000
Lowe’s Companies, Inc.	6.500% 03/15/29	700,000	820,435
Suburban Propane Partners LP	6.875% 12/15/13	45,000	42,300
	Retail Total		1,182,947
	CONSUMER CYCLICAL TOTAL		2,765,590
CONSUMER NON-CYCLICAL – 1.0%
Beverages – 0.3%
Bottling Group LLC	2.450% 10/16/06	700,000	686,518
Constellation Brands, Inc.	8.000% 02/15/08	175,000	185,937
Cott Beverages, Inc.	8.000% 12/15/11	175,000	185,500
	Beverages Total		1,057,955
Commercial Services – 0.1%
Corrections Corp. of America
	6.250% 03/15/13 (b)	25,000	24,188
	7.500% 05/01/11	100,000	103,500
Iron Mountain, Inc.	7.750% 01/15/15	150,000	147,750
United Rentals, Inc.	7.750% 11/15/13	60,000	59,400
	Commercial Services Total		334,838
Food – 0.2%
Kroger Co.	6.200% 06/15/12	400,000	426,264
Safeway, Inc.	4.950% 08/16/10	400,000	401,252
	Food Total		827,516
Healthcare Services – 0.3%
Extendicare Health Services, Inc.
	6.875% 05/01/14	30,000	28,800
	9.500% 07/01/10	10,000	10,775
Fisher Scientific International, Inc.	6.750% 08/15/14	55,000	56,925
HCA, Inc.	6.950% 05/01/12	125,000	132,660
Triad Hospitals, Inc.	7.000% 05/15/12	100,000	103,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
WellPoint, Inc.	6.800% 08/01/12	600,000	679,800
	Healthcare Services Total		1,012,710
Household Products/Wares – 0.0%
Scotts Co.	6.625% 11/15/13	70,000	71,750
	Household Products/Wares Total		71,750
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.	8.125% 09/01/08	60,000	64,950
Omnicare, Inc.	8.125% 03/15/11	100,000	105,500
	Pharmaceuticals Total		170,450
	CONSUMER NON-CYCLICAL TOTAL		3,475,219
ENERGY – 1.2%
Coal – 0.1%
Arch Western Finance LLC	6.750% 07/01/13	155,000	158,100
Peabody Energy Corp.	6.875% 03/15/13	170,000	178,500
	Coal Total		336,600
Oil & Gas – 0.8%
Chesapeake Energy Corp.
	6.375% 06/15/15 (b)	15,000	15,075
	7.500% 09/15/13	145,000	155,150
Devon Energy Corp.	7.950% 04/15/32	550,000	710,210
Marathon Oil Corp.	6.800% 03/15/32	600,000	671,556
Newfield Exploration Co.	6.625% 09/01/14	130,000	132,600
Occidental Petroleum Corp.	4.250% 03/15/10	775,000	770,334
Plains Exploration & Production Co.	7.125% 06/15/14	90,000	95,400
Pogo Producing Co.	8.250% 04/15/11	20,000	21,200
Pride International, Inc.	7.375% 07/15/14	110,000	119,075
Vintage Petroleum, Inc.	7.875% 05/15/11	100,000	105,000
	Oil & Gas Total		2,795,600
Oil & Gas Services – 0.1%
Grant Prideco, Inc.
	9.000% 12/15/09	145,000	159,862
	9.625% 12/01/07	15,000	16,800
Hornbeck Offshore Services, Inc.	6.125% 12/01/14	50,000	49,250
Universal Compression, Inc.	7.250% 05/15/10	95,000	96,663
	Oil & Gas Services Total		322,575
Pipelines – 0.2%
Kinder Morgan Energy Partners LP	7.300% 08/15/33	600,000	724,440
MarkWest Energy Partners LP	6.875% 11/01/14 (b)	45,000	43,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Williams Companies, Inc.
	7.125% 09/01/11	15,000	16,125
	8.125% 03/15/12	85,000	96,263
	Pipelines Total		880,028
	ENERGY TOTAL		4,334,803
FINANCIALS – 5.0%
Banks – 0.8%
Marshall & Ilsley Corp.	4.375% 08/01/09	700,000	704,074
US Bank N.A.	6.375% 08/01/11	600,000	663,876
Wachovia Corp.	4.875% 02/15/14	300,000	305,889
Wells Fargo & Co.	3.419% 03/10/08 (c)	1,200,000	1,191,936
	Banks Total		2,865,775
Diversified Financial Services – 3.3%
American General Finance Corp.	5.375% 09/01/09	475,000	488,651
Capital One Bank	4.875% 05/15/08	325,000	328,507
CIT Group, Inc.	4.125% 02/21/06	575,000	576,541
Citigroup, Inc.	5.000% 09/15/14	1,450,000	1,484,756
Countrywide Home Loans, Inc.	2.875% 02/15/07	600,000	587,094
Ford Motor Credit Co.	7.375% 10/28/09	980,000	950,522
General Motors Acceptance Corp.	7.750% 01/19/10	325,000	305,539
Goldman Sachs Group, Inc.	6.345% 02/15/34	745,000	807,193
Household Finance Corp.	6.400% 06/17/08	1,250,000	1,322,562
JPMorgan Chase Capital XV	5.875% 03/15/35	1,300,000	1,332,864
Lehman Brothers Holdings, Inc.	4.000% 01/22/08	800,000	797,008
Merrill Lynch & Co., Inc.	4.125% 01/15/09	1,000,000	995,820
Morgan Stanley	4.750% 04/01/14	400,000	395,496
SLM Corp.	5.125% 08/27/12	990,000	1,024,086
	Diversified Financial Services Total		11,396,639
Insurance – 0.5%
Allstate Financial Global Funding II	2.625% 10/22/06 (b)	1,000,000	981,000
Genworth Financial, Inc.	4.750% 06/15/09	650,000	661,927
	Insurance Total		1,642,927
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.	6.450% 06/25/12	500,000	538,120
iStar Financial, Inc.
	5.125% 04/01/11	25,000	24,930
	7.000% 03/15/08	25,000	26,349
	Real Estate Investment Trusts Total		589,399

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.2%
Washington Mutual, Inc.	4.200% 01/15/10	700,000	692,454
	Savings & Loans Total		692,454
	FINANCIALS TOTAL		17,187,194
INDUSTRIALS – 2.0%
Aerospace & Defense – 0.5%
L-3 Communications Corp.
	6.125% 07/15/13	5,000	4,988
	7.625% 06/15/12	170,000	181,050
Lockheed Martin Corp.	8.500% 12/01/29	450,000	643,288
TransDigm, Inc.	8.375% 07/15/11	125,000	130,000
United Technologies Corp.	6.500% 06/01/09	750,000	813,412
	Aerospace & Defense Total		1,772,738
Environmental Control – 0.2%
Allied Waste North America, Inc.	6.375% 04/15/11	75,000	71,813
Synagro Technologies, Inc.	9.500% 04/01/09	50,000	54,625
Waste Management, Inc.	7.375% 08/01/10	450,000	502,821
	Environmental Control Total		629,259
Hand/Machine Tools – 0.0%
Kennametal, Inc.	7.200% 06/15/12	85,000	94,600
	Hand/Machine Tools Total		94,600
Machinery-Diversified – 0.0%
Westinghouse Air Brake Technologies Corp.	6.875% 07/31/13	155,000	156,938
	Machinery-Diversified Total		156,938
Miscellaneous Manufacturing – 0.6%
General Electric Co.	5.000% 02/01/13	2,000,000	2,059,140
	Miscellaneous Manufacturing Total		2,059,140
Packaging & Containers – 0.2%
Ball Corp.	7.750% 08/01/06	175,000	181,125
Jefferson Smurfit Corp.	8.250% 10/01/12	55,000	54,450
Owens-Illinois, Inc.	7.500% 05/15/10	90,000	94,950
Silgan Holdings, Inc.	6.750% 11/15/13	140,000	140,000
Smurfit-Stone Container Corp.	8.375% 07/01/12	25,000	24,875
Stone Container Finance	7.375% 07/15/14	35,000	32,550
	Packaging & Containers Total		527,950
Transportation – 0.5%
Canadian National Railway Co.	7.195% 01/02/16	891,544	1,069,834
Offshore Logistics, Inc.	6.125% 06/15/13	105,000	99,750
Teekay Shipping Corp.	8.875% 07/15/11	160,000	182,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Union Pacific Corp.	3.875% 02/15/09	500,000	492,615
	Transportation Total		1,844,199
	INDUSTRIALS TOTAL		7,084,824
TECHNOLOGY – 0.4%
Computers – 0.3%
International Business Machines Corp.	5.875% 11/29/32	1,000,000	1,093,950
	Computers Total		1,093,950
Semiconductors – 0.1%
Freescale Semiconductor, Inc.	6.875% 07/15/11	135,000	141,750
	Semiconductors Total		141,750
	TECHNOLOGY TOTAL		1,235,700
UTILITIES – 0.9%
Electric Utilities – 0.8%
AES Corp.	7.750% 03/01/14	70,000	74,200
CenterPoint Energy Houston Electric LLC	5.750% 01/15/14	500,000	534,710
Exelon Generation Co. LLC	6.950% 06/15/11	500,000	557,950
Nevada Power Co.
	5.875% 01/15/15 (b)	15,000	14,550
	6.500% 04/15/12	30,000	30,375
NorthWestern Corp.	5.875% 11/01/14 (b)	5,000	5,000
Scottish Power PLC	4.910% 03/15/10	725,000	732,040
Virginia Electric and Power Co.	5.375% 02/01/07	700,000	713,839
	Electric Utilities Total		2,662,664
Gas – 0.1%
Sempra Energy	4.750% 05/15/09	375,000	377,546
	Gas Total		377,546
	UTILITIES TOTAL		3,040,210
	Total Corporate Fixed-Income Bonds & Notes (cost of $43,533,192)		45,502,253
Mortgage-Backed Securities – 13.1%
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 7.1%
Federal Home Loan Mortgage Corp.
	6.500% 11/15/30	536,255	545,814
	4.000% 09/15/15–10/15/26	15,120,000	14,865,093
	4.500% 03/15/18–08/15/28	7,422,012	7,443,907
Federal National Mortgage Association
	6.500% 07/25/30–12/25/30	1,230,411	1,237,699

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	4.500% 11/25/14	630,000	634,375
	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		24,726,888
MORTGAGE-BACKED SECURITIES – 6.0%
Federal Home Loan Mortgage Corp.
	5.000% 05/01/34	1,886,312	1,885,530
	6.000% 03/01/17–08/01/17	1,836,899	1,904,368
	5.500% 12/01/18–07/01/19	1,982,814	2,037,457
	6.500% 08/01/32	293,186	304,738
Federal National Mortgage Association
	5.000% 07/01/18–06/01/20	8,301,380	8,403,724
	5.831% 07/01/32 (c)	759,280	771,122
	TBA
	5.000% 06/16/20 (d)	4,870,000	4,924,788
Government National Mortgage Association
	7.000% 10/15/31–05/15/32	517,602	548,774
	MORTGAGE-BACKED SECURITIES TOTAL		20,780,501
	Total Mortgage-Backed Securities (cost of $45,485,926)		45,507,389
Government Agencies & Obligations – 4.9%
FOREIGN GOVERNMENT BONDS – 1.1%
Province of Ontario	3.500% 09/17/07	1,000,000	990,790
Province of Quebec	6.500% 01/17/06	1,100,000	1,120,031
Republic of Italy	2.500% 03/31/06	1,300,000	1,288,664
United Mexican States	7.500% 04/08/33	250,000	286,000
	FOREIGN GOVERNMENT BONDS TOTAL		3,685,485
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 3.8%
Federal Home Loan Bank	3.000% 05/15/06	250,000	248,488
U.S. Treasury Bond
	6.250% 08/15/23	2,615,000	3,221,761
	7.250% 05/15/16	860,000	1,095,055
U.S. Treasury Inflation Index Note	3.625% 01/15/08	3,612,404	3,851,867
U.S. Treasury Note	4.250% 11/15/13	4,725,000	4,824,116
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		13,241,287
	Total Government Agencies & Obligations (cost of $16,821,251)		16,926,772

		Par ($)	Value ($)
Collateralized Mortgage Obligations – 3.9%
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
Bear Stearns Asset Backed Securities, Inc.	5.000% 01/25/34	1,785,862	1,780,754
Countrywide Alternative Loan Trust	3.710% 03/25/34 (c)	4,744,417	4,737,611
SACO I, Inc.	8.750% 09/25/24 (c)	22,396	22,096
Structured Asset Securities Corp.	5.500% 05/25/33–07/25/33	2,315,493	2,339,847
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		8,880,308
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Nationslink Funding Corp.	6.888% 11/10/30	4,380,000	4,621,688
	COMMERCIAL MORTGAGE-BACKED SECURITIES TOTAL		4,621,688
	Total Collateralized Mortgage Obligations (cost of $13,306,782)		13,501,996
Asset-Backed Securities – 1.6%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	611,384	611,060
	7.940% 10/25/18	611,069	610,538
Federal Housing Administration	9.125% 03/25/33	1,535,079	1,535,079
First Alliance Mortgage Loan Trust	7.340% 06/20/27	141,703	141,817
IMC Home Equity Loan Trust
	7.310% 11/20/28	1,338,774	1,339,484
	7.520% 08/20/28	665,720	665,533
Salomon Brothers Mortgage Securities VII	7.150% 06/25/28	650,413	646,478
	Total Asset-Backed Securities (cost of $5,575,460)		5,549,989
Short-Term Obligation – 4.0%
U.S. GOVERNMENT AGENCY – 0.6%
Federal National Mortgage Association	1.000% 09/14/05 (e)	2,235,000	2,214,531

REPURCHASE AGREEMENT – 3.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $12,054,788 (repurchase proceeds $11,817,952)	11,817,000	11,817,000

	Total Short-Term Obligations (cost of $14,031,531)		14,031,531

Value ($)
Total Investments – 95.4% (cost of $319,725,625)(f)(g)	331,119,773
Other Assets & Liabilities, Net – 4.6%	16,029,262
Net Assets – 100.0%	347,149,035

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $1,457,770, which represents 0.4% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflect the rate at May 31, 2005.
(d)	Security purchased on a delayed delivery basis.
(e)	The rate shown represents the annualized yield at the date of purchase.
(f)	Cost for federal income tax purposes is $320,076,010.
(g)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$18,779,603	$(7,735,800)	$11,043,763

At May 31, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

2-Year U.S. Treasury Notes	35	$7,283,281	$7,264,140	Jun-2005	$(19,141)

On May 31, 2005, cash of $16,000 was pledged as collateral for open futures contracts and was being held by the broker of the futures contracts.

Acronym	Name

ADR	American Depositary Receipt
TBA	To Be Announced

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Balanced Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005